DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
DEBENTURES
Schedule of composition in debentures

Subsidiary	Issuer	Date of Issue	Main characteristics		Interest rate	Due date	Balance on 12/31/2017	Balance on 12/31/2016
Eletronorte	Issued by ETE (incorporated by Eletronorte in March 2014)	06/2011	Private subscription of the first Issue of the Subsidiary held in favor of the Amazon Development Fund (FDA), and kept in custody of the operator of the contract, Banco da Amazônia S. A., with real and surety guarantee by deposit, in four series, all of which are convertible into shares of the SPE, with or without the right to vote.	Convertible into shares	TJLP + 1.65% a.a.	07/10/2031	202,757	201,375

Chesf	Issued by Extremoz Transmissora do Nordeste - ETN S.A.,	04/2017	First simple issue, non-convertible into shares issued by the Issuer, of the real guarantee type, in a single series. A total of 168,000 were issued with a nominal value of R $1,000.00 and distributed through the financial institution Banco Bradesco S.A.	Non-convertible into shares	IPCA + 7.0291% a.a.	01/15/2029	153,094	—

Santa Vitoria do Palmar	Eólicas Geribatu I a X	08/2014	Public issue of single series non-convertible debentures of the real guarantee type, with additional real and personal guarantee.	Non-convertible into shares	IPCA + 7.94% a.a.	09/15/2027	114,928	—

							470,779	201,375

Total Current Liabilities							183,432	12,442
Total Non-Current Liabilities							287,347	188,933

Schedule of movements in debentures

		12/31/2016	Raising	Charges	Amortization of the Principal	Transfer	Acquisition of a Subsidiary (*)	12/31/2017
	CURRENT
	Financial Institutions

Eletronorte	BASA/FDA	12,442	—	19,006	(17,625)	8,835	—	22,658
Chesf	Bradesco	—	168,000	10,533	(15,509)	(9,930)	—	153,094
S. Vitória do Palmar	BNDES/BRDE	—	—	—	—	—	7,680	7,680

	TOTAL CURRENT	12,442	168,000	29,539	(33,134)	(1,095)	7,680	183,432

	NON-CURRENT
	Financial Institutions

Eletronorte	BASA/FDA	188,933	—	—	—	(8,834)	—	180,099
Chesf	Bradesco	—	—	—	—	—	—	—
S. Vitória do Palmar	BNDES/BRDE	—	—	—	—	—	107,248	107,248

	TOTAL CURRENT	188,933	—	—	—	(8,834)	107,248	287,347

	TOTAL DEBENTURES	201,375	168,000	29,539	(33,134)	(9,929)	114,928	470,779

(*) Transfer of SPEs from Eletrosul to Eletrobras, see explanatory note 15.6.

		12/31/2015	Raising	Charges	Amortization of the Principal	Transfer	12/31/2016
	CURRENT

Eletronorte	BASA/FDA	14,555	—	1,749	(17,362)	13,500	12,442
Eletrosul	SPEs	342,671		2,720	(345,391)		—

	TOTAL CURRENT	357,226	—	1,749	(17,362)	13,500	12,442

	NON-CURRENT

Eletronorte	BASA/FDA	205,248	14,353		(17,168)	(13,500)	188,933

	TOTAL NON-CURRENT	205,248	14,353	—	(17,168)	(13,500)	188,933

	TOTAL DEBENTURES	562,474	14,353	1,749	(34,530)	—	201,375

		12/31/2014	Raising	Charges	Amortization of the Principal	Transfer	12/31/2015
	CURRENT

Eletronorte	BASA/FDA	13,422	—	4,367	(16,989)	13,755	14,555
Eletrosul	SPEs	255,159	101,093	49,004	(62,585)	—	342,671

	TOTAL CURRENT	268,581	101,093	4,367	(79,574)	13,755	357,226

	NON-CURRENT

Eletronorte	BASA/FDA	205,996		13,007	—	(13,755)	205,248

	TOTAL CURRENT	205,996	—	13,007	—	(13,755)	205,248

	TOTAL DEBENTURES	474,577	101,093	17,374	(79,574)	—	562,474